THE ALGER FUNDS

QUARTERLY REPORT
JULY 31, 2021

THE ALGER FUNDS	ALGER CAPITAL APPRECIATION FUND
Schedule of Investments July 31, 2021 (Unaudited)

COMMON STOCKS—98.8%	SHARES	VALUE
AEROSPACE & DEFENSE—1.2%
TransDigm Group, Inc.*	61,968	$39,727,065
AIR FREIGHT & LOGISTICS—0.6%
XPO Logistics, Inc.*	134,738	18,686,813
APPAREL ACCESSORIES & LUXURY GOODS—1.9%
Capri Holdings Ltd.*	247,958	13,962,515
Lululemon Athletica, Inc.*	47,253	18,909,233
LVMH Moet Hennessy Louis Vuitton SE	38,613	30,914,865
		63,786,613
APPLICATION SOFTWARE—10.4%
Adobe, Inc.*	215,961	134,247,836
Autodesk, Inc.*	39,488	12,680,781
Cadence Design Systems, Inc.*	163,614	24,157,607
Coupa Software, Inc.*	51,185	11,107,145
Five9, Inc.*	155,090	31,218,066
Intuit, Inc.	92,982	49,277,671
RingCentral, Inc., Cl. A*	53,188	14,215,557
salesforce.com, Inc.*	264,101	63,893,955
The Trade Desk, Inc., Cl. A*	25,996	2,129,332
Unity Software, Inc.*	24,704	2,646,293
		345,574,243
AUTOMOBILE MANUFACTURERS—1.6%
General Motors Co.*	405,758	23,063,285
Tesla, Inc.*	44,119	30,318,577
		53,381,862
AUTOMOTIVE RETAIL—1.7%
Carvana Co., Cl. A*	46,611	15,734,009
Lithia Motors, Inc., Cl. A	109,801	41,419,133
		57,153,142
BIOTECHNOLOGY—0.9%
Horizon Therapeutics PLC*	146,852	14,688,137
Natera, Inc.*	125,393	14,360,006
		29,048,143
CASINOS & GAMING—1.4%
DraftKings, Inc., Cl. A*	311,564	15,110,854
Flutter Entertainment PLC*	36,892	6,288,859
MGM Resorts International	717,084	26,912,163
		48,311,876
CONSUMER FINANCE—0.1%
Upstart Holdings, Inc.*	27,218	3,286,846
DATA PROCESSING & OUTSOURCED SERVICES—8.9%
Fiserv, Inc.*	109,812	12,640,459
PayPal Holdings, Inc.*	316,118	87,099,993
Square, Inc., Cl. A*	132,239	32,697,415
Visa, Inc., Cl. A	659,718	162,547,918
		294,985,785
DIVERSIFIED SUPPORT SERVICES—0.6%
Cintas Corp.	50,985	20,097,267

THE ALGER FUNDS	ALGER CAPITAL APPRECIATION FUND
Schedule of Investments July 31, 2021 (Unaudited) (Continued)

COMMON STOCKS-98.8% (CONT.)	SHARES	VALUE
ELECTRICAL COMPONENTS & EQUIPMENT—1.1%
AMETEK, Inc.	82,122	$11,419,064
Eaton Corp. PLC	161,451	25,517,331
		36,936,395
FINANCIAL EXCHANGES & DATA—1.2%
CME Group, Inc., Cl. A	31,644	6,712,642
S&P Global, Inc.	75,139	32,213,592
		38,926,234
FOOD DISTRIBUTORS—0.1%
Sysco Corp.	58,293	4,325,341
FOOTWEAR—1.3%
NIKE, Inc., Cl. B	254,875	42,694,111
GENERAL MERCHANDISE STORES—0.6%
Target Corp.	75,298	19,656,543
HEALTHCARE EQUIPMENT—4.9%
Danaher Corp.	271,007	80,621,872
Dexcom, Inc.*	23,887	12,313,987
Intuitive Surgical, Inc.*	47,407	47,002,144
Medtronic PLC	176,695	23,201,821
		163,139,824
HEALTHCARE SERVICES—0.2%
Guardant Health, Inc.*	74,356	8,164,289
HEALTHCARE SUPPLIES—0.8%
Align Technology, Inc.*	36,793	25,600,569
HEALTHCARE TECHNOLOGY—0.1%
Veeva Systems, Inc., Cl. A*	14,947	4,973,016
HOME IMPROVEMENT RETAIL—0.7%
Lowe's Cos., Inc.	113,371	21,845,458
HOTELS RESORTS & CRUISE LINES—1.1%
Expedia Group, Inc.*	229,161	36,865,130
INDUSTRIAL GASES—0.2%
Air Products & Chemicals, Inc.	27,895	8,118,282
INTERACTIVE HOME ENTERTAINMENT—0.4%
Sea Ltd.#,*	43,021	11,880,679
INTERACTIVE MEDIA & SERVICES—10.1%
Alphabet, Inc., Cl. C*	62,659	169,456,253
Facebook, Inc., Cl. A*	307,922	109,712,608
Pinterest, Inc., Cl. A*	197,472	11,631,101
Snap, Inc., Cl. A*	611,167	45,483,048
		336,283,010
INTERNET & DIRECT MARKETING RETAIL—7.1%
Altaba, Inc.*,@,(a)	259,825	3,058,140
Amazon.com, Inc.*	70,314	233,976,163
		237,034,303
INTERNET SERVICES & INFRASTRUCTURE—2.9%
Shopify, Inc., Cl. A*	33,213	49,817,175
Snowflake, Inc., Cl. A*	39,447	10,481,857
Twilio, Inc., Cl. A*	93,995	35,115,592
		95,414,624

THE ALGER FUNDS	ALGER CAPITAL APPRECIATION FUND
Schedule of Investments July 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—98.8% (CONT.)	SHARES	VALUE
INVESTMENT BANKING & BROKERAGE—0.7%
Morgan Stanley	247,042	$23,711,091
MANAGED HEALTHCARE—0.8%
UnitedHealth Group, Inc.	63,108	26,014,380
MOVIES & ENTERTAINMENT—2.3%
Live Nation Entertainment, Inc.*	264,611	20,875,162
Netflix, Inc.*	26,187	13,553,605
Roku, Inc., Cl. A*	96,252	41,225,694
		75,654,461
OIL & GAS EQUIPMENT & SERVICES—0.1%
Schlumberger NV	77,765	2,241,965
OIL & GAS EXPLORATION & PRODUCTION—0.1%
Pioneer Natural Resources Co.	15,126	2,198,867
PERSONAL PRODUCTS—0.5%
The Estee Lauder Cos., Inc., Cl. A	50,730	16,935,196
PHARMACEUTICALS—1.0%
Eli Lilly & Co.	37,352	9,095,212
Zoetis, Inc., Cl. A	120,434	24,411,972
		33,507,184
RAILROADS—0.7%
Union Pacific Corp.	99,956	21,866,375
REGIONAL BANKS—0.5%
Signature Bank	80,394	18,247,026
RESEARCH & CONSULTING SERVICES—0.3%
CoStar Group, Inc.*	108,533	9,643,157
RESTAURANTS—2.0%
Chipotle Mexican Grill, Inc., Cl. A*	19,912	37,104,817
Starbucks Corp.	231,576	28,120,274
		65,225,091
SEMICONDUCTOR EQUIPMENT—2.5%
Applied Materials, Inc.	115,081	16,103,284
Enphase Energy, Inc.*	73,186	13,876,066
Lam Research Corp.	71,637	45,662,140
SolarEdge Technologies, Inc.*	35,048	9,094,255
		84,735,745
SEMICONDUCTORS—7.2%
Advanced Micro Devices, Inc.*	401,607	42,646,647
Micron Technology, Inc.*	247,635	19,211,523
NVIDIA Corp.	358,732	69,949,153
NXP Semiconductors NV	164,339	33,917,926
QUALCOMM, Inc.	266,356	39,900,129
Taiwan Semiconductor Manufacturing Co., Ltd.#	293,492	34,232,907
		239,858,285
SPECIALTY CHEMICALS—0.5%
The Sherwin-Williams Co.	60,610	17,639,328
SYSTEMS SOFTWARE—11.3%
Crowdstrike Holdings, Inc., Cl. A*	119,371	30,273,679
Microsoft Corp.	1,123,973	320,231,147
SentinelOne, Inc., Cl. A*	45,602	2,248,635

THE ALGER FUNDS	ALGER CAPITAL APPRECIATION FUND
Schedule of Investments July 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—98.8% (CONT.)	SHARES	VALUE
SYSTEMS SOFTWARE—11.3% (CONT.)
ServiceNow, Inc.*	37,849	$22,251,049
		375,004,510
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—5.0%
Apple, Inc.	1,140,653	166,375,647
TRUCKING—0.5%
Lyft, Inc., Cl. A*	42,074	2,327,534
Uber Technologies, Inc.*	316,009	13,733,751
		16,061,285
WIRELESS TELECOMMUNICATION SERVICES—0.7%
T-Mobile US, Inc.*	172,280	24,811,766
TOTAL COMMON STOCKS
(Cost $1,696,115,429)		3,285,628,822
REAL ESTATE INVESTMENT TRUST—0.2%	SHARES	VALUE
RETAIL—0.2%
Simon Property Group, Inc.	57,970	7,334,365
(Cost $5,217,588)		7,334,365
SPECIAL PURPOSE VEHICLE—0.1%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.1%
Crosslink Ventures Capital LLC, Cl. A*,@,(a),(b)	111	4,351,644
(Cost $2,775,000)		4,351,644
Total Investments
(Cost $1,704,108,017)	99.1%	$3,297,314,831
Affiliated Securities (Cost $2,775,000)		4,351,644
Unaffiliated Securities (Cost $1,701,333,017)		3,292,963,187
Other Assets in Excess of Liabilities	0.9%	30,489,810
NET ASSETS	100.0%	$3,327,804,641

#	American Depositary Receipts.
(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 7/31/2021
Altaba, Inc.	10/24/18	$805,470	0.03%	$539,278	0.02%
Altaba, Inc.	10/25/18	1,188,343	0.04%	791,850	0.02%
Altaba, Inc.	10/29/18	1,156,773	0.04%	802,643	0.02%
Altaba, Inc.	10/30/18	751,641	0.03%	531,357	0.02%
Altaba, Inc.	10/31/18	271,272	0.01%	182,553	0.00%
Altaba, Inc.	11/6/18	321,297	0.01%	210,459	0.01%
Crosslink Ventures Capital LLC, Cl. A	10/2/20	2,775,000	0.08%	4,351,644	0.13%
Total				$7,409,784	0.22%

See Notes to Financial Statements.

THE ALGER FUNDS	ALGER 35 FUND
Schedule of Investments July 31, 2021 (Unaudited)

COMMON STOCKS-97.0%	SHARES	VALUE
AEROSPACE & DEFENSE—3.9%
HEICO Corp.	12,009	$1,624,217
APPLICATION SOFTWARE—7.5%
Adobe, Inc.*	2,043	1,269,990
Datadog, Inc., Cl. A*	7,331	811,542
Paycom Software, Inc.*	1,681	672,400
The Trade Desk, Inc., Cl. A*	4,715	386,205
		3,140,137
BIOTECHNOLOGY—2.2%
Natera, Inc.*	7,926	907,686
DATA PROCESSING & OUTSOURCED SERVICES—11.7%
Marqeta, Inc., Cl. A*	41,153	1,104,135
PayPal Holdings, Inc.*	5,920	1,631,138
Square, Inc., Cl. A*	2,289	565,978
Visa, Inc., Cl. A	6,349	1,564,330
		4,865,581
FINANCIAL EXCHANGES & DATA—2.9%
S&P Global, Inc.	2,836	1,215,850
HEALTHCARE EQUIPMENT—7.0%
Dexcom, Inc.*	1,885	971,736
Intuitive Surgical, Inc.*	1,958	1,941,279
		2,913,015
HEALTHCARE TECHNOLOGY—2.7%
Veeva Systems, Inc., Cl. A*	3,379	1,124,227
INTERACTIVE MEDIA & SERVICES—10.1%
Alphabet, Inc., Cl. C*	464	1,254,851
Genius Sports Ltd.*	54,324	930,027
Pinterest, Inc., Cl. A*	20,520	1,208,628
Snap, Inc., Cl. A*	11,098	825,913
		4,219,419
INTERNET & DIRECT MARKETING RETAIL—9.7%
Amazon.com, Inc.*	1,046	3,480,659
MercadoLibre, Inc.*	367	575,713
		4,056,372
INTERNET SERVICES & INFRASTRUCTURE—1.5%
Shopify, Inc., Cl. A*	409	613,471
LIFE SCIENCES TOOLS & SERVICES—2.6%
Bio-Techne Corp.	2,265	1,092,274
OIL & GAS EQUIPMENT & SERVICES—1.4%
Core Laboratories NV	17,419	581,098
PHARMACEUTICALS—2.0%
Catalent, Inc.*	7,047	844,301
RESEARCH & CONSULTING SERVICES—2.1%
CoStar Group, Inc.*	9,890	878,726
RESTAURANTS—2.0%
Shake Shack, Inc., Cl. A*	8,138	818,195
SEMICONDUCTOR EQUIPMENT—7.3%
Applied Materials, Inc.	15,622	2,185,986

THE ALGER FUNDS	ALGER 35 FUND
Schedule of Investments July 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—97.0% (CONT.)	SHARES	VALUE
SEMICONDUCTOR EQUIPMENT—7.3% (CONT.)
SolarEdge Technologies, Inc.*	3,239	$840,456
		3,026,442
SEMICONDUCTORS—6.9%
Advanced Micro Devices, Inc.*	8,017	851,325
QUALCOMM, Inc.	5,633	843,824
Taiwan Semiconductor Manufacturing Co., Ltd.#	10,141	1,182,846
		2,877,995
SYSTEMS SOFTWARE—10.4%
Crowdstrike Holdings, Inc., Cl. A*	3,429	869,629
Microsoft Corp.	12,164	3,465,645
		4,335,274
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—3.1%
Apple, Inc.	8,756	1,277,150
TOTAL COMMON STOCKS
(Cost $32,220,727)		40,411,430
REAL ESTATE INVESTMENT TRUST—1.4%	SHARES	VALUE
RETAIL—1.4%
Simon Property Group, Inc.	4,455	563,647
(Cost $461,809)		563,647
Total Investments
(Cost $32,682,536)	98.4%	$40,975,077
Unaffiliated Securities (Cost $32,682,536)		40,975,077
Other Assets in Excess of Liabilities	1.6%	684,788
NET ASSETS	100.0%	$41,659,865

*	Non-income producing security.
#	American Depositary Receipts.

See Notes to Financial Statements.

THE ALGER FUNDS	ALGER GROWTH & INCOME FUND
Schedule of Investments July 31, 2021 (Unaudited)

COMMON STOCKS—91.5%	SHARES	VALUE
AEROSPACE & DEFENSE—1.5%
General Dynamics Corp.	4,078	$799,411
Raytheon Technologies Corp.	8,937	777,072
TransDigm Group, Inc.*	1,079	691,736
		2,268,219
ASSET MANAGEMENT & CUSTODY BANKS—4.4%
BlackRock, Inc., Cl. A	3,473	3,011,681
The Blackstone Group, Inc.	21,938	2,528,793
The Carlyle Group, Inc.	22,818	1,151,625
		6,692,099
AUTOMOBILE MANUFACTURERS—0.2%
General Motors Co.*	5,440	309,210
BIOTECHNOLOGY—2.3%
AbbVie, Inc.	19,027	2,212,840
Amgen, Inc.	2,814	679,693
Gilead Sciences, Inc.	9,368	639,741
		3,532,274
BROADCASTING—0.2%
ViacomCBS, Inc., Cl. B	6,820	279,143
BUILDING PRODUCTS—0.6%
Johnson Controls International PLC	13,534	966,598
CABLE & SATELLITE—1.5%
Comcast Corp., Cl. A	37,618	2,213,067
COMMODITY CHEMICALS—0.4%
Dow, Inc.	8,651	537,746
COMMUNICATIONS EQUIPMENT—1.2%
Cisco Systems, Inc.	32,297	1,788,285
CONSTRUCTION MACHINERY & HEAVY TRUCKS—0.2%
PACCAR, Inc.	3,193	264,987
CONSUMER ELECTRONICS—0.7%
Garmin Ltd.	6,386	1,003,879
COPPER—0.4%
Southern Copper Corp.	10,006	656,794
DATA PROCESSING & OUTSOURCED SERVICES—1.3%
Visa, Inc., Cl. A	8,062	1,986,396
DIVERSIFIED BANKS—5.2%
Bank of America Corp.	53,089	2,036,494
JPMorgan Chase & Co.	38,426	5,832,298
		7,868,792
ELECTRIC UTILITIES—0.7%
NextEra Energy, Inc.	13,080	1,018,932
ELECTRICAL COMPONENTS & EQUIPMENT—1.0%
Eaton Corp. PLC	9,753	1,541,462
FINANCIAL EXCHANGES & DATA—1.2%
CME Group, Inc., Cl. A	8,293	1,759,194
FOOD DISTRIBUTORS—0.5%
Sysco Corp.	10,761	798,466
HEALTHCARE EQUIPMENT—0.9%
Medtronic PLC	9,912	1,301,545

THE ALGER FUNDS	ALGER GROWTH & INCOME FUND
Schedule of Investments July 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—91.5% (CONT.)	SHARES	VALUE
HEALTHCARE SERVICES—1.1%
CVS Health Corp.	20,050	$1,651,318
HOME IMPROVEMENT RETAIL—2.8%
The Home Depot, Inc.	13,121	4,306,181
HOUSEHOLD PRODUCTS—1.5%
The Procter & Gamble Co.	16,518	2,349,355
HYPERMARKETS & SUPER CENTERS—0.8%
Walmart, Inc.	8,590	1,224,504
INDUSTRIAL CONGLOMERATES—2.2%
Honeywell International, Inc.	14,404	3,367,511
INDUSTRIAL GASES—1.1%
Air Products & Chemicals, Inc.	5,816	1,692,630
INTEGRATED OIL & GAS—2.1%
Chevron Corp.	15,195	1,547,003
Exxon Mobil Corp.	14,685	845,415
TotalEnergies SE#	18,551	809,380
		3,201,798
INTEGRATED TELECOMMUNICATION SERVICES—2.0%
AT&T, Inc.	31,054	871,065
Verizon Communications, Inc.	37,786	2,107,703
		2,978,768
INTERACTIVE MEDIA & SERVICES—9.7%
Alphabet, Inc., Cl. A*	2,072	5,583,066
Alphabet, Inc., Cl. C*	1,941	5,249,279
Facebook, Inc., Cl. A*	10,765	3,835,570
		14,667,915
INTERNET & DIRECT MARKETING RETAIL—2.2%
Amazon.com, Inc.*	1,013	3,370,849
INVESTMENT BANKING & BROKERAGE—2.9%
Morgan Stanley	45,840	4,399,723
MANAGED HEALTHCARE—2.2%
UnitedHealth Group, Inc.	8,036	3,312,600
MULTI-LINE INSURANCE—0.4%
The Hartford Financial Services Group, Inc.	9,936	632,128
MULTI-UTILITIES—0.5%
Sempra Energy	5,566	727,198
OIL & GAS STORAGE & TRANSPORTATION—0.3%
ONEOK, Inc.	10,099	524,845
PHARMACEUTICALS—6.0%
AstraZeneca PLC#	14,699	841,371
Bristol-Myers Squibb Co.	13,462	913,666
Eli Lilly & Co.	4,391	1,069,209
GlaxoSmithKline PLC#,(a)	19,014	763,222
Johnson & Johnson	16,211	2,791,534
Merck & Co., Inc.	10,553	811,209
Novartis AG#	8,155	753,440
Pfizer, Inc.	28,623	1,225,351
		9,169,002

THE ALGER FUNDS	ALGER GROWTH & INCOME FUND
Schedule of Investments July 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—91.5% (CONT.)	SHARES	VALUE
RAILROADS—0.7%
Union Pacific Corp.	4,822	$1,054,861
RESTAURANTS—1.3%
McDonald's Corp.	4,437	1,076,904
Starbucks Corp.	7,343	891,661
		1,968,565
SEMICONDUCTOR EQUIPMENT—2.1%
KLA Corp.	9,338	3,251,118
SEMICONDUCTORS—4.2%
Broadcom, Inc.	6,013	2,918,710
QUALCOMM, Inc.	15,442	2,313,212
Taiwan Semiconductor Manufacturing Co., Ltd.#	10,109	1,179,114
		6,411,036
SOFT DRINKS—2.6%
PepsiCo, Inc.	13,893	2,180,506
The Coca-Cola Co.	31,149	1,776,428
		3,956,934
SYSTEMS SOFTWARE—9.4%
Microsoft Corp.	50,311	14,334,107
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.9%
Apple, Inc.	82,465	12,028,345
TOBACCO—1.1%
Altria Group, Inc.	21,102	1,013,740
Philip Morris International, Inc.	7,160	716,644
		1,730,384
TOTAL COMMON STOCKS
(Cost $49,594,752)		139,098,763
MASTER LIMITED PARTNERSHIP—0.5%	SHARES	VALUE
OIL & GAS STORAGE & TRANSPORTATION—0.5%
Cheniere Energy Partners LP	17,250	729,158
(Cost $584,259)		729,158
REAL ESTATE INVESTMENT TRUST—5.0%	SHARES	VALUE
HEALTHCARE—0.6%
Welltower, Inc.	10,370	900,738
INDUSTRIAL—0.5%
Americold Realty Trust	19,006	738,383
MORTGAGE—0.7%
Blackstone Mortgage Trust, Inc., Cl. A	33,724	1,093,332
RETAIL—0.7%
Simon Property Group, Inc.	8,560	1,083,011
SPECIALIZED—2.5%
Crown Castle International Corp.	11,708	2,260,698
CyrusOne, Inc.	9,552	680,771
Lamar Advertising Co., Cl. A	7,743	825,404
		3,766,873
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $4,842,224)		7,582,337

THE ALGER FUNDS	ALGER GROWTH & INCOME FUND
Schedule of Investments July 31, 2021 (Unaudited) (Continued)

SHORT—TERM INVESTMENTS—0.2%	SHARES	VALUE
MONEY MARKET FUND—0.2%
Invesco Government & Agency Portfolio, Cl. Institutional, 0.03%	246,483	$246,483
(Cost $246,483)		246,483
Total Investments
(Cost $55,267,718)	97.2%	$147,656,741
Unaffiliated Securities (Cost $55,267,718)		147,656,741
Other Assets in Excess of Liabilities	2.8%	4,261,486
NET ASSETS	100.0%	$151,918,227

#	American Depositary Receipts.
(a)	All or portion of the security is on loan.
*	Non-income producing security.

THE ALGER FUNDS	ALGER MID CAP GROWTH FUND
Schedule of Investments July 31, 2021 (Unaudited)

COMMON STOCKS—95.9%	SHARES	VALUE
ADVERTISING—1.4%
Magnite, Inc.*	142,557	$4,319,477
AEROSPACE & DEFENSE—2.0%
HEICO Corp.	32,776	4,432,954
Textron, Inc.	23,224	1,602,688
		6,035,642
AIR FREIGHT & LOGISTICS—0.7%
XPO Logistics, Inc.*	16,367	2,269,939
APPAREL ACCESSORIES & LUXURY GOODS—3.0%
Capri Holdings Ltd.*	31,216	1,757,773
Lululemon Athletica, Inc.*	11,217	4,488,707
Moncler SpA	42,736	2,935,101
		9,181,581
APPAREL RETAIL—0.4%
Burlington Stores, Inc.*	3,360	1,124,928
APPLICATION SOFTWARE—18.6%
ANSYS, Inc.*	7,297	2,688,652
Avalara, Inc.*	18,229	3,047,342
Bill.com Holdings, Inc.*	18,210	3,766,192
Cadence Design Systems, Inc.*	19,332	2,854,370
Coupa Software, Inc.*	8,309	1,803,053
Datadog, Inc., Cl. A*	28,124	3,113,327
DocuSign, Inc., Cl. A*	17,973	5,356,673
Dynatrace, Inc.*	49,475	3,159,968
Fair Isaac Corp.*	5,259	2,755,243
Five9, Inc.*	25,476	5,128,064
HubSpot, Inc.*	3,445	2,053,289
Manhattan Associates, Inc.*	29,091	4,643,796
Paycom Software, Inc.*	15,588	6,235,200
PTC, Inc.*	28,913	3,916,266
Sprout Social, Inc., Cl. A*	41,957	3,727,460
The Trade Desk, Inc., Cl. A*	36,742	3,009,537
		57,258,432
AUTOMOTIVE RETAIL—1.7%
Advance Auto Parts, Inc.	3,656	775,291
Carvana Co., Cl. A*	8,180	2,761,241
Lithia Motors, Inc., Cl. A	4,577	1,726,536
		5,263,068
BIOTECHNOLOGY—6.6%
Alector, Inc.*	15,595	374,826
Celldex Therapeutics, Inc.*	34,085	1,491,219
DermTech, Inc.*	72,252	2,432,002
Forte Biosciences, Inc.*	159,745	4,785,960
Moderna, Inc.*	6,690	2,365,584
Morphic Holding, Inc.*	20,201	1,163,981
Natera, Inc.*	56,436	6,463,051
Novavax, Inc.*	7,412	1,329,194
		20,405,817

THE ALGER FUNDS	ALGER MID CAP GROWTH FUND
Schedule of Investments July 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—95.9% (CONT.)	SHARES	VALUE
BROADCASTING—0.8%
Discovery, Inc., Cl. A*	88,296	$2,561,467
CASINOS & GAMING—2.4%
DraftKings, Inc., Cl. A*	30,664	1,487,204
Evolution AB	18,695	3,252,916
MGM Resorts International	69,309	2,601,167
		7,341,287
CONSUMER FINANCE—1.0%
Upstart Holdings, Inc.*	25,928	3,131,065
DATA PROCESSING & OUTSOURCED SERVICES—1.9%
Marqeta, Inc., Cl. A*	102,543	2,751,229
Square, Inc., Cl. A*	12,347	3,052,919
		5,804,148
DIVERSIFIED SUPPORT SERVICES—2.7%
Cintas Corp.	7,869	3,101,802
Copart, Inc.*	27,372	4,023,684
IAA, Inc.*	18,235	1,102,853
		8,228,339
ELECTRICAL COMPONENTS & EQUIPMENT—1.8%
AMETEK, Inc.	28,384	3,946,795
Generac Holdings, Inc.*	3,646	1,528,987
		5,475,782
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.3%
908 Devices, Inc.*	52,844	1,651,375
Trimble, Inc.*	27,208	2,326,284
		3,977,659
HEALTHCARE DISTRIBUTORS—1.2%
McKesson Corp.	10,466	2,133,285
PetIQ, Inc., Cl. A*	41,431	1,465,000
		3,598,285
HEALTHCARE EQUIPMENT—5.3%
CryoPort, Inc.*	38,528	2,377,948
Dexcom, Inc.*	6,787	3,498,767
IDEXX Laboratories, Inc.*	2,474	1,678,683
Inari Medical, Inc.*	13,730	1,232,817
Inmode Ltd.*	28,572	3,247,779
Insulet Corp.*	15,861	4,436,163
		16,472,157
HEALTHCARE FACILITIES—0.8%
The Joint Corp.*	30,918	2,442,213
HEALTHCARE SERVICES—1.1%
Guardant Health, Inc.*	31,727	3,483,625
HEALTHCARE SUPPLIES—1.2%
Align Technology, Inc.*	3,779	2,629,428
SmileDirectClub, Inc., Cl. A*	129,054	911,121
		3,540,549
HEALTHCARE TECHNOLOGY—2.6%
Doximity, Inc., Cl. A*	8,321	515,070
Inspire Medical Systems, Inc.*	6,835	1,251,899

THE ALGER FUNDS	ALGER MID CAP GROWTH FUND
Schedule of Investments July 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—95.9% (CONT.)	SHARES	VALUE
HEALTHCARE TECHNOLOGY—2.6% (CONT.)
Veeva Systems, Inc., Cl. A*	19,199	$6,387,699
		8,154,668
HOMEFURNISHING RETAIL—0.7%
Williams-Sonoma, Inc.	14,054	2,131,992
HOTELS RESORTS & CRUISE LINES—0.7%
Expedia Group, Inc.*	14,014	2,254,432
HUMAN RESOURCE & EMPLOYMENT SERVICES—2.4%
Legalzoom.com, Inc.*	65,822	2,420,933
Upwork, Inc.*	93,348	4,834,493
		7,255,426
INTERACTIVE HOME ENTERTAINMENT—0.9%
Take-Two Interactive Software, Inc.*	16,543	2,868,887
INTERACTIVE MEDIA & SERVICES—2.7%
Genius Sports Ltd.*	213,670	3,658,031
Pinterest, Inc., Cl. A*	81,538	4,802,588
		8,460,619
INTERNET & DIRECT MARKETING RETAIL—1.1%
Etsy, Inc.*	18,545	3,403,193
INTERNET SERVICES & INFRASTRUCTURE—2.1%
BigCommerce Holdings, Inc.*	48,049	3,111,653
Okta, Inc., Cl. A*	13,297	3,294,864
		6,406,517
LIFE SCIENCES TOOLS & SERVICES—4.4%
10X Genomics, Inc., Cl. A*	12,251	2,244,751
Bio-Techne Corp.	12,265	5,914,674
Repligen Corp.*	22,105	5,431,198
		13,590,623
METAL & GLASS CONTAINERS—1.0%
Ball Corp.	37,200	3,008,736
MOVIES & ENTERTAINMENT—2.6%
Lions Gate Entertainment Corp., Cl. B*	44,376	592,863
Live Nation Entertainment, Inc.*	14,680	1,158,105
Roku, Inc., Cl. A*	14,524	6,220,775
		7,971,743
OIL & GAS EXPLORATION & PRODUCTION—0.5%
Diamondback Energy, Inc.	18,779	1,448,424
PHARMACEUTICALS—3.2%
Catalent, Inc.*	52,268	6,262,229
Green Thumb Industries, Inc.*	120,923	3,592,703
		9,854,932
REGIONAL BANKS—0.9%
Signature Bank	6,664	1,512,528
SVB Financial Group*	2,206	1,213,212
		2,725,740
RESEARCH & CONSULTING SERVICES—1.3%
CoStar Group, Inc.*	44,370	3,942,275
RESTAURANTS—3.2%
Chipotle Mexican Grill, Inc., Cl. A*	1,567	2,920,010

THE ALGER FUNDS	ALGER MID CAP GROWTH FUND
Schedule of Investments July 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—95.9% (CONT.)	SHARES	VALUE
RESTAURANTS—3.2% (CONT.)
Shake Shack, Inc., Cl. A*	43,518	$4,375,300
The Cheesecake Factory, Inc.*	56,214	2,544,246
		9,839,556
SEMICONDUCTOR EQUIPMENT—5.9%
Enphase Energy, Inc.*	8,468	1,605,533
KLA Corp.	15,115	5,262,438
Lam Research Corp.	7,348	4,683,689
MKS Instruments, Inc.	14,807	2,316,407
SolarEdge Technologies, Inc.*	16,866	4,376,390
		18,244,457
SEMICONDUCTORS—0.8%
Universal Display Corp.	10,806	2,533,899
SYSTEMS SOFTWARE—2.0%
Crowdstrike Holdings, Inc., Cl. A*	24,456	6,202,286
TRUCKING—1.0%
Old Dominion Freight Line, Inc.	11,856	3,191,042
TOTAL COMMON STOCKS
(Cost $235,256,654)		295,404,907
PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	219,610	32,942
(Cost $988,245)		32,942
RIGHTS—0.2%	SHARES	VALUE
BIOTECHNOLOGY—0.2%
Tolero CDR*,@,(a),(c)	590,059	454,345
(Cost $315,501)		454,345
REAL ESTATE INVESTMENT TRUST—2.5%	SHARES	VALUE
RETAIL—0.7%
Simon Property Group, Inc.	17,692	2,238,392
SPECIALIZED—1.8%
Crown Castle International Corp.	28,157	5,436,835
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $6,131,460)		7,675,227
SPECIAL PURPOSE VEHICLE—0.9%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.9%
Crosslink Ventures Capital LLC, Cl. A*,@,(a),(b)	48	1,881,792
Crosslink Ventures Capital LLC, Cl. B*,@,(a),(b)	19	744,876
		2,626,668
TOTAL SPECIAL PURPOSE VEHICLE
(Cost $1,675,000)		2,626,668
Total Investments
(Cost $244,366,860)	99.5%	$306,194,089
Affiliated Securities (Cost $2,663,245)		2,659,610
Unaffiliated Securities (Cost $241,703,615)		303,534,479
Other Assets in Excess of Liabilities	0.5%	1,490,455
NET ASSETS	100.0%	$307,684,544

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.

THE ALGER FUNDS	ALGER MID CAP GROWTH FUND
Schedule of Investments July 31, 2021 (Unaudited) (Continued)

(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(c)	Contingent Deferred Rights.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 7/31/2021
Crosslink Ventures Capital LLC, Cl. A	10/2/20	$1,200,000	0.50%	$1,881,792	0.61%
Crosslink Ventures Capital LLC, Cl. B	12/16/20	475,000	0.19%	744,876	0.24%
Prosetta Biosciences, Inc., Series D	2/6/15	988,245	0.50%	32,942	0.01%
Tolero CDR	2/6/17	315,501	0.19%	454,345	0.15%
Total				$3,113,955	1.01%

See Notes to Financial Statements.

THE ALGER FUNDS	ALGER MID CAP FOCUS FUND
Schedule of Investments July 31, 2021 (Unaudited)

COMMON STOCKS—95.3%	SHARES	VALUE
AIR FREIGHT & LOGISTICS—3.0%
XPO Logistics, Inc.*	165,257	$22,919,493
APPAREL ACCESSORIES & LUXURY GOODS—2.0%
Lululemon Athletica, Inc.*	39,004	15,608,231
APPLICATION SOFTWARE—19.7%
Alteryx, Inc., Cl. A*	141,031	10,915,799
Anaplan, Inc.*	316,530	18,105,516
Bentley Systems, Inc., Cl. B	352,758	21,451,214
Blackbaud, Inc.*	155,097	11,063,069
Five9, Inc.*	94,716	19,065,384
HubSpot, Inc.*	44,429	26,480,573
Manhattan Associates, Inc.*	81,823	13,061,405
Splunk, Inc.*	102,845	14,601,933
The Trade Desk, Inc., Cl. A*	210,536	17,245,004
		151,989,897
AUTOMOTIVE RETAIL—1.9%
Carvana Co., Cl. A*	43,283	14,610,610
BIOTECHNOLOGY—1.7%
DermTech, Inc.*	138,482	4,661,304
Novavax, Inc.*	49,063	8,798,468
		13,459,772
CASINOS & GAMING—4.3%
DraftKings, Inc., Cl. A*	341,341	16,555,038
MGM Resorts International	441,839	16,582,218
		33,137,256
DATA PROCESSING & OUTSOURCED SERVICES—2.0%
Square, Inc., Cl. A*	61,033	15,091,020
DISTRIBUTORS—1.5%
Pool Corp.	24,260	11,591,913
ELECTRICAL COMPONENTS & EQUIPMENT—2.5%
Generac Holdings, Inc.*	45,093	18,910,200
HEALTHCARE EQUIPMENT—9.0%
Danaher Corp.	28,426	8,456,451
Dexcom, Inc.*	24,874	12,822,796
IDEXX Laboratories, Inc.*	19,523	13,246,941
Inmode Ltd.*	202,356	23,001,806
Intuitive Surgical, Inc.*	12,174	12,070,034
		69,598,028
HEALTHCARE FACILITIES—2.5%
The Joint Corp.*	248,675	19,642,838
HEALTHCARE TECHNOLOGY—5.6%
Renalytix PLC#,*	356,245	10,705,162
Veeva Systems, Inc., Cl. A*	63,997	21,292,442
Vocera Communications, Inc.*	273,277	11,466,703
		43,464,307
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.1%
Legalzoom.com, Inc.*	223,278	8,212,165
INDUSTRIAL MACHINERY—4.7%
Helios Technologies, Inc.	214,047	17,305,700

THE ALGER FUNDS	ALGER MID CAP FOCUS FUND
Schedule of Investments July 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—95.3% (CONT.)	SHARES	VALUE
INDUSTRIAL MACHINERY—4.7% (CONT.)
The Middleby Corp.*	100,261	$19,198,979
		36,504,679
INTERACTIVE HOME ENTERTAINMENT—1.6%
Sea Ltd.#,*	44,728	12,352,084
INTERACTIVE MEDIA & SERVICES—2.0%
Pinterest, Inc., Cl. A*	98,836	5,821,440
ZoomInfo Technologies, Inc., Cl. A*	171,356	9,210,385
		15,031,825
INTERNET & DIRECT MARKETING RETAIL—1.3%
Overstock.com, Inc.*	143,167	9,970,150
INTERNET SERVICES & INFRASTRUCTURE—3.6%
MongoDB, Inc., Cl. A*	32,327	11,602,807
Twilio, Inc., Cl. A*	42,208	15,768,487
		27,371,294
LIFE SCIENCES TOOLS & SERVICES—1.9%
Avantor, Inc.*	384,314	14,442,520
MANAGED HEALTHCARE—1.4%
Progyny, Inc.*	199,295	11,098,739
REGIONAL BANKS—2.8%
Signature Bank	94,286	21,400,093
SEMICONDUCTOR EQUIPMENT—1.9%
SolarEdge Technologies, Inc.*	55,138	14,307,208
SEMICONDUCTORS—4.3%
Advanced Micro Devices, Inc.*	126,001	13,380,046
Universal Display Corp.	84,462	19,805,495
		33,185,541
SPECIALTY CHEMICALS—0.9%
Amyris, Inc.*	450,112	6,562,633
SYSTEMS SOFTWARE—6.8%
Cloudflare, Inc., Cl. A*	178,984	21,232,872
Crowdstrike Holdings, Inc., Cl. A*	89,470	22,690,487
Telos Corp.*	296,126	8,297,450
		52,220,809
TRADING COMPANIES & DISTRIBUTORS—5.3%
Herc Holdings, Inc.*	206,394	25,601,112
SiteOne Landscape Supply, Inc.*	87,605	15,311,602
		40,912,714
TOTAL COMMON STOCKS
(Cost $623,578,792)		733,596,019
Total Investments
(Cost $623,578,792)	95.3%	$733,596,019
Unaffiliated Securities (Cost $623,578,792)		733,596,019
Other Assets in Excess of Liabilities	4.7%	36,085,831
NET ASSETS	100.0%	$769,681,850

*	Non-income producing security.
#	American Depositary Receipts.

See Notes to Financial Statements.

THE ALGER FUNDS	ALGER WEATHERBIE SPECIALIZED GROWTH FUND
Schedule of Investments July 31, 2021 (Unaudited)

COMMON STOCKS—97.6%	SHARES	VALUE
AEROSPACE & DEFENSE—0.4%
Kratos Defense & Security Solutions, Inc.*	247,020	$6,718,944
APPAREL ACCESSORIES & LUXURY GOODS—0.6%
Canada Goose Holdings, Inc.*	213,759	9,069,794
APPAREL RETAIL—2.2%
MYT Netherlands Parent BV#,*	1,222,289	35,250,815
APPLICATION SOFTWARE—13.1%
Altair Engineering, Inc., Cl. A*	18,348	1,279,957
BTRS Holdings, Inc.*	625,162	7,320,647
Cerence, Inc.*	425,369	45,731,421
Ebix, Inc.	125,736	3,799,742
Everbridge, Inc.*	179,217	25,309,025
LivePerson, Inc.*	220,254	14,027,977
Paylocity Holding Corp.*	377,042	78,221,133
SEMrush Holdings, Inc., Cl. A*	244,157	4,880,698
SPS Commerce, Inc.*	98,501	10,731,684
Vertex, Inc., Cl. A*	788,162	14,896,262
		206,198,546
ASSET MANAGEMENT & CUSTODY BANKS—5.8%
Hamilton Lane, Inc., Cl. A	421,561	39,205,173
StepStone Group, Inc., Cl. A	1,135,296	51,667,321
		90,872,494
BIOTECHNOLOGY—8.2%
ACADIA Pharmaceuticals, Inc.*	1,058,455	22,894,382
Natera, Inc.*	809,477	92,701,306
Puma Biotechnology, Inc.*	1,007,534	7,576,656
Ultragenyx Pharmaceutical, Inc.*	75,275	6,009,203
		129,181,547
CONSTRUCTION & ENGINEERING—0.9%
Ameresco, Inc., Cl. A*	214,082	14,671,039
CONSUMER FINANCE—6.5%
LendingTree, Inc.*	70,337	13,731,189
Upstart Holdings, Inc.*	731,188	88,298,263
		102,029,452
EDUCATION SERVICES—5.8%
Chegg, Inc.*	1,026,955	91,019,022
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.3%
Novanta, Inc.*	31,239	4,386,268
ENVIRONMENTAL & FACILITIES SERVICES—4.7%
Casella Waste Systems, Inc., Cl. A*	467,538	32,157,264
Montrose Environmental Group, Inc.*	764,480	41,044,931
		73,202,195
GENERAL MERCHANDISE STORES—4.7%
Ollie's Bargain Outlet Holdings, Inc.*	789,857	73,535,687
HEALTHCARE DISTRIBUTORS—3.1%
Apria, Inc.*	995,557	31,389,912
PetIQ, Inc., Cl. A*	506,677	17,916,099
		49,306,011

THE ALGER FUNDS	ALGER WEATHERBIE SPECIALIZED GROWTH FUND
Schedule of Investments July 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—97.6% (CONT.)	SHARES	VALUE
HEALTHCARE EQUIPMENT—6.5%
Eargo, Inc.*	397,705	$14,317,380
Glaukos Corp.*	258,269	13,171,719
Nevro Corp.*	485,410	75,238,550
		102,727,649
HEALTHCARE TECHNOLOGY—2.0%
Inspire Medical Systems, Inc.*	67,424	12,349,380
Tabula Rasa HealthCare, Inc.*	451,973	19,416,760
		31,766,140
INSURANCE BROKERS—0.9%
Goosehead Insurance, Inc., Cl. A	120,008	14,423,761
IT CONSULTING & OTHER SERVICES—2.8%
Globant SA*	182,918	43,746,669
LEISURE FACILITIES—1.3%
Planet Fitness, Inc., Cl. A*	272,633	20,510,181
LEISURE PRODUCTS—1.3%
Latham Group, Inc.*	735,754	20,071,369
LIFE SCIENCES TOOLS & SERVICES—1.4%
NeoGenomics, Inc.*	471,583	21,739,976
MANAGED HEALTHCARE—4.8%
Progyny, Inc.*	1,368,352	76,203,523
OIL & GAS EQUIPMENT & SERVICES—2.8%
Core Laboratories NV	1,309,483	43,684,353
PAPER PACKAGING—0.3%
Ranpak Holdings Corp., Cl. A*	160,728	4,117,851
PHARMACEUTICALS—0.3%
Aerie Pharmaceuticals, Inc.*	330,818	5,220,308
REAL ESTATE SERVICES—5.9%
FirstService Corp.	497,249	92,468,424
REGIONAL BANKS—4.1%
Signature Bank	287,651	65,288,147
RESTAURANTS—0.7%
Wingstop, Inc.	61,576	10,548,585
SEMICONDUCTORS—1.2%
Impinj, Inc.*	413,787	19,034,202
SYSTEMS SOFTWARE—0.8%
Rapid7, Inc.*	107,495	12,227,556
THRIFTS & MORTGAGE FINANCE—1.3%
Axos Financial, Inc.*	428,139	20,486,451
TRADING COMPANIES & DISTRIBUTORS—2.9%
SiteOne Landscape Supply, Inc.*	265,433	46,392,380
TOTAL COMMON STOCKS
(Cost $1,115,883,594)		1,536,099,339
PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	231,474	34,721
(Cost $1,041,633)		34,721

THE ALGER FUNDS	ALGER WEATHERBIE SPECIALIZED GROWTH FUND
Schedule of Investments July 31, 2021 (Unaudited) (Continued)

		VALUE
Total Investments
(Cost $1,116,925,227)	97.6%	$1,536,134,060
Affiliated Securities (Cost $1,041,633)		34,721
Unaffiliated Securities (Cost $1,115,883,594)		1,536,099,339
Other Assets in Excess of Liabilities	2.4%	38,562,662
NET ASSETS	100.0%	$1,574,696,722

#	American Depositary Receipts.
(a)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 7/31/2021
Prosetta Biosciences, Inc., Series D	2/6/15	$1,041,633	0.10%	$34,721	0.00%
Total				$34,721	0.00%

See Notes to Financial Statements.

THE ALGER FUNDS	ALGER SMALL CAP GROWTH FUND
Schedule of Investments July 31, 2021 (Unaudited)

COMMON STOCKS—96.0%	SHARES	VALUE
ADVERTISING—2.9%
Cardlytics, Inc.*	52,307	$6,588,590
Magnite, Inc.*	414,015	12,544,654
		19,133,244
AEROSPACE & DEFENSE—1.6%
HEICO Corp.	39,011	5,276,238
Hexcel Corp.*	34,217	1,862,089
Mercury Systems, Inc.*	54,017	3,565,122
		10,703,449
AGRICULTURAL & FARM MACHINERY—0.6%
Hydrofarm Holdings Group, Inc.*	86,644	4,275,015
ALTERNATIVE CARRIERS—1.4%
Bandwidth, Inc., Cl. A*	73,963	9,590,043
APPAREL ACCESSORIES & LUXURY GOODS—0.8%
Capri Holdings Ltd.*	98,662	5,555,657
APPLICATION SOFTWARE—21.3%
ACI Worldwide, Inc.*	403,866	13,852,604
Avalara, Inc.*	75,095	12,553,631
Bill.com Holdings, Inc.*	51,055	10,559,195
Blackbaud, Inc.*	77,836	5,552,042
Blackline, Inc.*	54,765	6,264,568
Digital Turbine, Inc.*	37,106	2,335,823
Everbridge, Inc.*	67,146	9,482,358
Guidewire Software, Inc.*	36,254	4,176,461
HubSpot, Inc.*	25,020	14,912,420
Manhattan Associates, Inc.*	69,357	11,071,458
Medallia, Inc.*	95,176	3,223,611
Paycom Software, Inc.*	20,907	8,362,800
Paycor HCM, Inc.*	9,606	264,165
Q2 Holdings, Inc.*	107,031	11,057,372
SEMrush Holdings, Inc., Cl. A*	92,706	1,853,193
Smartsheet, Inc., Cl. A*	80,094	5,810,820
Sophia Genetics SA*	78,274	1,224,988
Sprout Social, Inc., Cl. A*	72,233	6,417,180
SPS Commerce, Inc.*	70,859	7,720,088
Vertex, Inc., Cl. A*	255,743	4,833,543
Viant Technology, Inc., Cl. A*	53,392	923,148
		142,451,468
ASSET MANAGEMENT & CUSTODY BANKS—1.2%
Affiliated Managers Group, Inc.	49,942	7,912,810
BIOTECHNOLOGY—4.1%
CareDx, Inc.*	237,249	19,938,406
Cytek Biosciences, Inc.*	54,819	1,215,885
Forte Biosciences, Inc.*	90,936	2,724,443
Karuna Therapeutics, Inc.*	12,541	1,432,433
MaxCyte, Inc.*	47,277	803,709
Turning Point Therapeutics, Inc.*	19,032	1,214,622
		27,329,498

THE ALGER FUNDS	ALGER SMALL CAP GROWTH FUND
Schedule of Investments July 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—96.0% (CONT.)	SHARES	VALUE
CASINOS & GAMING—2.1%
DraftKings, Inc., Cl. A*	143,576	$6,963,436
Penn National Gaming, Inc.*	103,307	7,064,133
		14,027,569
DIVERSIFIED SUPPORT SERVICES—0.4%
IAA, Inc.*	41,858	2,531,572
ELECTRICAL COMPONENTS & EQUIPMENT—0.8%
Sunrun, Inc.*	104,635	5,542,516
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.0%
Cognex Corp.	75,217	6,800,369
FOOD DISTRIBUTORS—1.3%
The Chefs' Warehouse, Inc.*	92,890	2,686,379
US Foods Holding Corp.*	167,896	5,765,548
		8,451,927
HEALTHCARE DISTRIBUTORS—0.3%
PetIQ, Inc., Cl. A*	60,960	2,155,546
HEALTHCARE EQUIPMENT—8.4%
CryoPort, Inc.*	113,772	7,022,008
Inmode Ltd.*	93,780	10,659,973
Inogen, Inc.*	111,357	8,882,948
Insulet Corp.*	45,582	12,748,829
Mesa Laboratories, Inc.	27,255	8,026,870
Tandem Diabetes Care, Inc.*	78,172	8,494,951
		55,835,579
HEALTHCARE FACILITIES—1.8%
The Joint Corp.*	153,432	12,119,594
HEALTHCARE SERVICES—1.6%
1Life Healthcare, Inc.*	70,734	1,912,647
Biodesix, Inc.*	61,342	576,001
Guardant Health, Inc.*	53,968	5,925,687
Privia Health Group, Inc.*	47,492	1,970,918
		10,385,253
HEALTHCARE SUPPLIES—4.5%
Neogen Corp.*	435,576	18,973,690
Quidel Corp.*	78,197	11,062,530
		30,036,220
HEALTHCARE TECHNOLOGY—4.8%
Convey Holding Parent, Inc.*	132,872	1,193,190
Doximity, Inc., Cl. A*	17,954	1,111,353
Veeva Systems, Inc., Cl. A*	49,339	16,415,579
Vocera Communications, Inc.*	319,714	13,415,199
		32,135,321
HOMEFURNISHING RETAIL—0.7%
Bed Bath & Beyond, Inc.*	171,248	4,887,418
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.6%
Legalzoom.com, Inc.*	141,628	5,209,078
Upwork, Inc.*	107,422	5,563,385
		10,772,463

THE ALGER FUNDS	ALGER SMALL CAP GROWTH FUND
Schedule of Investments July 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—96.0% (CONT.)	SHARES	VALUE
HYPERMARKETS & SUPER CENTERS—0.9%
BJ's Wholesale Club Holdings, Inc.*	125,425	$6,351,522
INTERACTIVE HOME ENTERTAINMENT—0.4%
Take-Two Interactive Software, Inc.*	17,058	2,958,198
INTERACTIVE MEDIA & SERVICES—2.7%
Bumble, Inc., Cl. A*	42,439	2,159,296
Eventbrite, Inc., Cl. A*	114,151	2,028,463
Genius Sports Ltd.*	522,614	8,947,152
TripAdvisor, Inc.*	125,598	4,766,444
VTEX, Cl. A*	5,514	135,093
		18,036,448
INTERNET & DIRECT MARKETING RETAIL—3.2%
Farfetch Ltd., Cl. A*	134,610	6,746,653
Fiverr International Ltd.*	33,015	8,217,764
Quotient Technology, Inc.*	372,956	4,050,302
The RealReal, Inc.*	159,003	2,625,140
		21,639,859
INTERNET SERVICES & INFRASTRUCTURE—2.0%
BigCommerce Holdings, Inc.*	207,489	13,436,988
LEISURE FACILITIES—0.5%
Planet Fitness, Inc., Cl. A*	44,272	3,330,583
LIFE SCIENCES TOOLS & SERVICES—9.6%
10X Genomics, Inc., Cl. A*	31,518	5,775,043
Akoya Biosciences, Inc.*	137,239	2,379,724
Alpha Teknova, Inc.*	31,386	697,397
Bio-Techne Corp.	37,030	17,857,347
Codex DNA, Inc.*	78,170	1,234,304
ICON PLC*	9,414	2,290,144
Maravai LifeSciences Holdings, Inc., Cl. A*	38,051	1,673,103
NanoString Technologies, Inc.*	228,233	14,136,752
NeoGenomics, Inc.*	172,147	7,935,977
Personalis, Inc.*	73,494	1,542,639
Rapid Micro Biosystems, Inc., Cl. A*	63,537	1,409,886
Repligen Corp.*	30,514	7,497,290
		64,429,606
MANAGED HEALTHCARE—1.0%
HealthEquity, Inc.*	94,675	7,004,057
MOVIES & ENTERTAINMENT—0.8%
Live Nation Entertainment, Inc.*	66,988	5,284,683
OIL & GAS EXPLORATION & PRODUCTION—1.3%
Magnolia Oil & Gas Corp., Cl. A*	600,189	8,402,646
PHARMACEUTICALS—0.2%
Aerie Pharmaceuticals, Inc.*	75,221	1,186,987
PRECIOUS METALS & MINERALS—0.0%
Xometry, Inc., Cl. A*	3,143	248,831
REGIONAL BANKS—0.6%
Webster Financial Corp.	78,373	3,769,741
RESTAURANTS—3.8%
Shake Shack, Inc., Cl. A*	130,962	13,166,920

THE ALGER FUNDS	ALGER SMALL CAP GROWTH FUND
Schedule of Investments July 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—96.0% (CONT.)	SHARES	VALUE
RESTAURANTS—3.8% (CONT.)
The Cheesecake Factory, Inc.*	110,881	$5,018,474
Wingstop, Inc.	43,100	7,383,461
		25,568,855
SEMICONDUCTOR EQUIPMENT—0.7%
SolarEdge Technologies, Inc.*	17,162	4,453,196
SEMICONDUCTORS—0.8%
Universal Display Corp.	22,106	5,183,636
SPECIALTY CHEMICALS—2.1%
Balchem Corp.	102,381	13,810,173
SPECIALTY STORES—1.0%
Five Below, Inc.*	33,617	6,535,817
SYSTEMS SOFTWARE—1.2%
Proofpoint, Inc.*	46,305	8,087,631
TOTAL COMMON STOCKS
(Cost $455,154,575)		642,351,988
PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	50,688	7,603
(Cost $228,096)		7,603
RIGHTS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Tolero CDR*,@,(a),(c)	174,782	134,582
(Cost $94,483)		134,582
REAL ESTATE INVESTMENT TRUST—0.7%	SHARES	VALUE
RETAIL—0.7%
Tanger Factory Outlet Centers, Inc.	281,592	4,834,935
(Cost $4,640,403)		4,834,935
SPECIAL PURPOSE VEHICLE—0.5%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.5%
Crosslink Ventures Capital LLC, Cl. A*,@,(a),(b)	72	2,822,688
Crosslink Ventures Capital LLC, Cl. B*,@,(a),(b)	19	744,876
		3,567,564
TOTAL SPECIAL PURPOSE VEHICLE
(Cost $2,275,000)		3,567,564
Total Investments
(Cost $462,392,557)	97.2%	$650,896,672
Affiliated Securities (Cost $2,503,096)		3,575,167
Unaffiliated Securities (Cost $459,889,461)		647,321,505
Other Assets in Excess of Liabilities	2.8%	18,885,583
NET ASSETS	100.0%	$669,782,255

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(c)	Contingent Deferred Rights.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

THE ALGER FUNDS	ALGER SMALL CAP GROWTH FUND
Schedule of Investments July 31, 2021 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 7/31/2021

Crosslink Ventures Capital LLC, Cl. A	10/2/20	$1,800,000	0.49%	$2,822,688	0.42%
Crosslink Ventures Capital LLC, Cl. B	10/16/20	475,000	0.10%	744,876	0.11%
Prosetta Biosciences, Inc., Series D	2/6/15	228,096	0.10%	7,603	0.00%
Tolero CDR	2/6/17	94,483	0.08%	134,582	0.02%
Total				$3,709,749	0.55%

See Notes to Financial Statements.

THE ALGER FUNDS	ALGER SMALL CAP FOCUS FUND
Schedule of Investments July 31, 2021 (Unaudited)

COMMON STOCKS—99.5%	SHARES	VALUE
ALTERNATIVE CARRIERS—1.6%
Bandwidth, Inc., Cl. A*	1,018,554	$132,065,712
APPAREL ACCESSORIES & LUXURY GOODS—2.1%
Capri Holdings Ltd.*	2,961,028	166,735,487
APPLICATION SOFTWARE—17.7%
Avalara, Inc.*	1,237,844	206,930,381
Blackline, Inc.*	1,497,380	171,285,298
Everbridge, Inc.*	1,103,830	155,882,873
Guidewire Software, Inc.*	1,268,316	146,110,003
Paycom Software, Inc.*	444,580	177,832,000
PROS Holdings, Inc.*	3,438,300	149,290,986
Q2 Holdings, Inc.*	1,219,341	125,970,119
Smartsheet, Inc., Cl. A*	2,170,437	157,465,204
Sprout Social, Inc., Cl. A*	1,163,037	103,324,207
WM Technology, Inc.*	3,580,684	48,876,337
		1,442,967,408
BIOTECHNOLOGY—7.7%
CareDx, Inc.*	2,433,693	204,527,560
Natera, Inc.*	2,348,417	268,940,715
Vericel Corp.*	2,841,805	150,445,156
		623,913,431
BUILDING PRODUCTS—2.1%
Trex Co., Inc.*	1,744,432	169,384,347
DIVERSIFIED SUPPORT SERVICES—1.1%
IAA, Inc.*	1,410,359	85,298,512
EDUCATION SERVICES—2.1%
Chegg, Inc.*	1,892,841	167,762,498
ELECTRONIC EQUIPMENT & INSTRUMENTS—2.7%
Cognex Corp.	2,395,292	216,558,350
HEALTHCARE DISTRIBUTORS—0.9%
PetIQ, Inc., Cl. A*	2,174,403	76,886,890
HEALTHCARE EQUIPMENT—17.2%
AtriCure, Inc.*	2,839,044	239,785,656
CryoPort, Inc.*	4,395,628	271,298,160
Eargo, Inc.*	3,160,384	113,773,824
Heska Corp.*	987,040	237,580,528
Insulet Corp.*	412,670	115,419,672
Nevro Corp.*	954,833	147,999,115
Shockwave Medical, Inc.*	1,004,112	182,748,384
Tactile Systems Technology, Inc.*	1,903,368	93,226,965
		1,401,832,304
HEALTHCARE FACILITIES—1.1%
The Joint Corp.*	1,161,928	91,780,693
HEALTHCARE SERVICES—2.7%
Guardant Health, Inc.*	1,278,854	140,418,169
Signify Health, Inc., Cl. A*	2,916,480	76,761,754
		217,179,923
HEALTHCARE SUPPLIES—4.0%
Neogen Corp.*	3,415,756	148,790,331

THE ALGER FUNDS	ALGER SMALL CAP FOCUS FUND
Schedule of Investments July 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—99.5% (CONT.)	SHARES	VALUE
HEALTHCARE SUPPLIES—4.0% (CONT.)
Quidel Corp.*	1,262,221	$178,566,405
		327,356,736
HEALTHCARE TECHNOLOGY—4.7%
Inspire Medical Systems, Inc.*	787,243	144,191,428
Veeva Systems, Inc., Cl. A*	722,212	240,287,154
		384,478,582
INDUSTRIAL MACHINERY—3.3%
RBC Bearings, Inc.*	1,143,728	268,776,080
INTERACTIVE MEDIA & SERVICES—1.3%
Genius Sports Ltd.*	6,187,857	105,936,112
INTERNET SERVICES & INFRASTRUCTURE—2.3%
BigCommerce Holdings, Inc.*	2,941,260	190,475,997
LIFE SCIENCES TOOLS & SERVICES—9.3%
Berkeley Lights, Inc.*	2,522,470	114,974,183
Bio-Techne Corp.	505,130	243,593,891
NanoString Technologies, Inc.*	2,308,526	142,990,100
Repligen Corp.*	1,042,321	256,098,270
		757,656,444
MANAGED HEALTHCARE—2.2%
HealthEquity, Inc.*	2,377,364	175,877,389
OIL & GAS EQUIPMENT & SERVICES—2.4%
ChampionX Corp.*	6,083,694	141,385,049
Core Laboratories NV	1,606,589	53,595,809
		194,980,858
PACKAGED FOODS & MEATS—1.2%
Freshpet, Inc.*	669,806	98,093,089
RESTAURANTS—5.1%
Shake Shack, Inc., Cl. A*	2,260,038	227,224,220
Wingstop, Inc.	1,114,199	190,873,431
		418,097,651
SEMICONDUCTORS—2.5%
Monolithic Power Systems, Inc.	455,607	204,686,001
TRADING COMPANIES & DISTRIBUTORS—2.2%
Herc Holdings, Inc.*	1,461,907	181,334,944
TOTAL COMMON STOCKS
(Cost $5,748,898,840)		8,100,115,438
RIGHTS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Tolero CDR*,@,(a),(b)	11,905	9,167
(Cost $6,436)		9,167
Total Investments
(Cost $5,748,905,276)	99.5%	$8,100,124,605
Unaffiliated Securities (Cost $5,748,905,276)		8,100,124,605
Other Assets in Excess of Liabilities	0.5%	43,829,220
NET ASSETS	100.0%	$8,143,953,825

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(b)	Contingent Deferred Rights.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

THE ALGER FUNDS	ALGER SMALL CAP FOCUS FUND
Schedule of Investments July 31, 2021 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 7/31/2021

Tolero CDR	2/6/17	$6,436	0.00%	$9,167	0.00%
Total				$9,167	0.00%

See Notes to Financial Statements.

THE ALGER FUNDS	ALGER INTERNATIONAL FOCUS FUND
Schedule of Investments July 31, 2021 (Unaudited)

COMMON STOCKS—98.2%	SHARES	VALUE
ARGENTINA—1.5%
INTERNET & DIRECT MARKETING RETAIL—1.5%
MercadoLibre, Inc.*	1,950	$3,058,965
(Cost $3,144,025)
AUSTRALIA—5.4%
APPLICATION SOFTWARE—2.4%
Xero Ltd.*	46,600	4,834,859
HEALTHCARE SUPPLIES—1.3%
Nanosonics Ltd.*	694,062	2,716,756
HEALTHCARE TECHNOLOGY—1.7%
Pro Medicus Ltd.	81,000	3,462,526
TOTAL AUSTRALIA
(Cost $7,093,135)	11,014,141
BELGIUM—1.1%
APPLICATION SOFTWARE—1.1%
Unifiedpost Group SA*	112,287	2,218,938
(Cost $2,879,104)
BRAZIL—1.5%
DATA PROCESSING & OUTSOURCED SERVICES—1.5%
StoneCo., Ltd., Cl. A*	50,800	2,989,072
(Cost $3,381,784)
CHINA—2.5%
AUTOMOBILE MANUFACTURERS—2.5%
BYD Co., Ltd., Cl. H	169,000	5,223,629
(Cost $3,942,643)
FRANCE—10.8%
APPAREL ACCESSORIES & LUXURY GOODS—3.1%
LVMH Moet Hennessy Louis Vuitton SE	8,000	6,405,069
ELECTRICAL COMPONENTS & EQUIPMENT—2.2%
Schneider Electric SE	27,500	4,605,740
LIFE SCIENCES TOOLS & SERVICES—2.9%
Eurofins Scientific SE	49,300	5,896,646
RESEARCH & CONSULTING SERVICES—2.6%
Teleperformance	12,557	5,296,280
TOTAL FRANCE
(Cost $11,692,437)	22,203,735
GERMANY—4.7%
FOOTWEAR—2.4%
Puma SE	40,600	4,980,170
OIL & GAS REFINING & MARKETING—2.3%
VERBIO Vereinigte BioEnergie AG	86,508	4,685,962
TOTAL GERMANY
(Cost $6,600,027)		9,666,132
HONG KONG—4.4%
APPAREL ACCESSORIES & LUXURY GOODS—2.4%
Samsonite International SA*	2,640,157	4,914,216

THE ALGER FUNDS	ALGER INTERNATIONAL FOCUS FUND
Schedule of Investments July 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—98.2%(CONT.)	SHARES	VALUE
HONG KONG—4.4% (CONT.)
INDUSTRIAL MACHINERY—2.0%
Techtronic Industries Co., Ltd.	237,000	$4,226,336
TOTAL HONG KONG
(Cost $4,616,687)		9,140,552
HUNGARY—2.1%
AIRLINES—2.1%
Wizz Air Holdings PLC*	61,900	4,254,219
(Cost $3,931,643)
INDIA—5.9%
DIVERSIFIED BANKS—2.3%
HDFC Bank Ltd.#	66,800	4,714,076
DIVERSIFIED SUPPORT SERVICES—2.7%
Indian Railway Catering & Tourism Corp., Ltd.	177,000	5,561,795
THRIFTS & MORTGAGE FINANCE—0.9%
Indiabulls Housing Finance Ltd.	500,000	1,855,789
TOTAL INDIA
(Cost $8,883,096)		12,131,660
IRELAND—2.4%
PACKAGED FOODS & MEATS—2.4%
Kerry Group PLC, Cl. A	33,741	4,999,283
(Cost $3,756,243)
ITALY—10.5%
APPAREL ACCESSORIES & LUXURY GOODS—5.8%
Moncler SpA	102,586	7,045,589
PRADA SpA	630,000	4,936,608
		11,982,197
AUTOMOBILE MANUFACTURERS—2.7%
Ferrari NV	25,662	5,601,758
DATA PROCESSING & OUTSOURCED SERVICES—2.0%
Nexi SpA*	188,000	4,027,786
TOTAL ITALY
(Cost $16,700,721)		21,611,741
JAPAN—12.1%
ELECTRONIC COMPONENTS—2.1%
Murata Manufacturing Co., Ltd.	52,200	4,331,855
HEALTHCARE SUPPLIES—2.2%
Hoya Corp.	31,600	4,460,960
INDUSTRIAL MACHINERY—5.2%
Ebara Corp.	111,000	5,490,618
FANUC Corp.	23,500	5,263,242
		10,753,860
PERSONAL PRODUCTS—1.6%
Shiseido Co., Ltd.	48,000	3,208,115

THE ALGER FUNDS	ALGER INTERNATIONAL FOCUS FUND
Schedule of Investments July 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—98.2% (CONT.)	SHARES	VALUE
JAPAN—12.1% (CONT.)
SEMICONDUCTOR EQUIPMENT—1.0%
Lasertec Corp.	10,799	$2,027,315
TOTAL JAPAN
(Cost $20,505,352)		24,782,105
NETHERLANDS—10.2%
DATA PROCESSING & OUTSOURCED SERVICES—2.5%
Adyen NV*	1,875	5,081,132
HEAVY ELECTRICAL EQUIPMENT—2.4%
Alfen Beheer BV*	48,600	4,901,280
OIL & GAS EQUIPMENT & SERVICES—1.4%
Core Laboratories NV	86,000	2,868,960
SEMICONDUCTOR EQUIPMENT—3.9%
ASML Holding NV	10,500	8,025,701
TOTAL NETHERLANDS
(Cost $8,057,393)		20,877,073
NORWAY—1.7%
ENVIRONMENTAL & FACILITIES SERVICES—1.7%
Aker Carbon Capture ASA*	1,560,510	3,455,860
(Cost $3,626,911)
SINGAPORE—1.2%
INTERACTIVE HOME ENTERTAINMENT—1.2%
Sea Ltd.#,*	9,300	2,568,288
(Cost $2,401,700)
SOUTH KOREA—2.2%
SPECIALTY CHEMICALS—2.2%
Chunbo Co., Ltd.	22,800	4,473,605
(Cost $3,840,265)
SPAIN—1.6%
BIOTECHNOLOGY—1.6%
Grifols SA#	221,941	3,375,723
(Cost $4,393,108)
SWEDEN—2.6%
ASSET MANAGEMENT & CUSTODY BANKS—2.6%
EQT AB	110,298	5,316,570
(Cost $1,135,925)
SWITZERLAND—7.0%
ASSET MANAGEMENT & CUSTODY BANKS—2.1%
Partners Group Holding AG	2,584	4,414,169
LIFE SCIENCES TOOLS & SERVICES—2.0%
PolyPeptide Group AG*	36,906	4,022,829
SPECIALTY CHEMICALS—2.9%
Sika AG	16,700	5,882,593
TOTAL SWITZERLAND
(Cost $7,389,882)		14,319,591

THE ALGER FUNDS	ALGER INTERNATIONAL FOCUS FUND
Schedule of Investments July 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—98.2% (CONT.)	SHARES	VALUE
TAIWAN—2.6%
SEMICONDUCTORS—2.6%
Taiwan Semiconductor Manufacturing Co., Ltd.#	46,700	$5,447,088
(Cost $4,053,866)
UNITED KINGDOM—2.3%
FINANCIAL EXCHANGES & DATA—2.3%
London Stock Exchange Group PLC	45,200	4,712,552
(Cost $3,713,750)
UNITED STATES—1.9%
OIL & GAS EQUIPMENT & SERVICES—1.9%
Schlumberger NV	136,500	3,935,295
(Cost $4,331,321)
TOTAL COMMON STOCKS
(Cost $140,071,018)		201,775,817
Total Investments
(Cost $140,071,018)	98.2%	$201,775,817
Unaffiliated Securities (Cost $140,071,018)		201,775,817
Other Assets in Excess of Liabilities	1.8%	3,785,463
NET ASSETS	100.0%	$205,561,280

#	American Depositary Receipts.
*	Non-income producing security.

See Notes to Financial Statements.

THE ALGER FUNDS	ALGER HEALTH SCIENCES FUND
Schedule of Investments July 31, 2021 (Unaudited)

COMMON STOCKS—96.4%	SHARES	VALUE
BIOTECHNOLOGY—27.3%
AbbVie, Inc.	91,233	$10,610,398
Alector, Inc.*	79,186	1,903,235
Arrowhead Pharmaceuticals, Inc.*	26,554	1,839,927
CareDx, Inc.*	35,139	2,953,082
Celldex Therapeutics, Inc.*	327,829	14,342,519
Denali Therapeutics, Inc.*	74,209	3,786,885
DermTech, Inc.*	18,526	623,585
Forte Biosciences, Inc.*	352,236	10,552,991
Horizon Therapeutics PLC*	28,316	2,832,166
Intellia Therapeutics, Inc.*	20,015	2,839,128
Kadmon Holdings, Inc.*	799,110	3,004,654
Kymera Therapeutics, Inc.*	44,275	2,664,469
Moderna, Inc.*	48,068	16,996,845
Morphic Holding, Inc.*	65,881	3,796,063
Natera, Inc.*	66,837	7,654,173
PMV Pharmaceuticals, Inc.*	63,704	2,166,573
		88,566,693
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.7%
908 Devices, Inc.*	71,903	2,246,969
HEALTHCARE DISTRIBUTORS—1.7%
McKesson Corp.	11,906	2,426,800
PetIQ, Inc., Cl. A*	91,116	3,221,862
		5,648,662
HEALTHCARE EQUIPMENT—31.6%
Abbott Laboratories	36,771	4,448,556
ABIOMED, Inc.*	7,200	2,355,408
Boston Scientific Corp.*	122,606	5,590,834
ClearPoint Neuro, Inc.*	110,743	2,461,817
Danaher Corp.	35,714	10,624,558
Dexcom, Inc.*	22,042	11,362,871
Edwards Lifesciences Corp.*	61,150	6,865,310
IDEXX Laboratories, Inc.*	15,881	10,775,735
Inari Medical, Inc.*	25,123	2,255,794
Inmode Ltd.*	92,458	10,509,701
Insulet Corp.*	28,495	7,969,767
Intuitive Surgical, Inc.*	10,291	10,203,115
Masimo Corp.*	16,572	4,514,047
Nevro Corp.*	35,340	5,477,700
Sartorius AG	11,671	7,059,642
		102,474,855
HEALTHCARE FACILITIES—4.4%
Encompass Health Corp.	39,645	3,300,446
HCA Healthcare, Inc.	10,206	2,533,129
Tenet Healthcare Corp.*	115,157	8,272,879
		14,106,454
HEALTHCARE SERVICES—2.7%
Castle Biosciences, Inc.*	48,014	3,353,778

THE ALGER FUNDS	ALGER HEALTH SCIENCES FUND
Schedule of Investments July 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—96.4% (CONT.)	SHARES	VALUE
HEALTHCARE SERVICES—2.7% (CONT.)
Guardant Health, Inc.*	50,267	$5,519,316
		8,873,094
HEALTHCARE SUPPLIES—3.7%
Align Technology, Inc.*	7,547	5,251,203
Quidel Corp.*	21,304	3,013,877
West Pharmaceutical Services, Inc.	9,161	3,771,858
		12,036,938
HEALTHCARE TECHNOLOGY—4.4%
Inspire Medical Systems, Inc.*	11,918	2,182,901
Phreesia, Inc.*	29,849	2,040,179
Veeva Systems, Inc., Cl. A*	29,744	9,896,126
		14,119,206
LIFE SCIENCES TOOLS & SERVICES—10.7%
10X Genomics, Inc., Cl. A*	25,464	4,665,769
Avantor, Inc.*	86,829	3,263,034
Bio-Techne Corp.	22,276	10,742,378
Bruker Corp.	39,470	3,246,407
NanoString Technologies, Inc.*	31,267	1,936,678
Quanterix Corp.*	24,261	1,289,472
Repligen Corp.*	31,386	7,711,540
Thermo Fisher Scientific, Inc.	3,293	1,778,253
		34,633,531
MANAGED HEALTHCARE—5.6% UnitedHealth Group, Inc.	43,724	18,023,907
PHARMACEUTICALS—3.6%
Catalent, Inc.*	41,401	4,960,254
Dechra Pharmaceuticals PLC	96,165	6,640,155
		11,600,409
TOTAL COMMON STOCKS
(Cost $228,435,182)		312,330,718
PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	897,366	134,605
(Cost $4,038,147)		134,605
RIGHTS—0.5%	SHARES	VALUE
BIOTECHNOLOGY—0.5%
Tolero CDR*,@,(a),(c)	1,956,996	1,506,887
(Cost $1,044,370)		1,506,887
Total Investments
(Cost $233,517,699)	96.9%	$313,972,210
Affiliated Securities (Cost $4,038,147)		134,605
Unaffiliated Securities (Cost $229,479,552)		313,837,605
Other Assets in Excess of Liabilities	3.1%	10,060,912
NET ASSETS	100.0%	$324,033,122

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(c)	Contingent Deferred Rights.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 7/31/2021
Security
Prosetta Biosciences, Inc., Series D	2/6/15	$4,038,147	2.00%	$134,605	0.04%
Tolero CDR	2/6/17	1,044,370	0.90%	1,506,887	0.47%
Total				$1,641,492	0.51%

See Notes to Financial Statements.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946-Financial Services – Investment Companies. The Trust operates as a series company currently offering an unlimited number of shares of beneficial interest in ten series — Alger Capital Appreciation Fund, Alger 35 Fund, Alger Growth & Income Fund, Alger Mid Cap Growth Fund, Alger Mid Cap Focus Fund, Alger Weatherbie Specialized Growth Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, Alger International Focus Fund and Alger Health Sciences Fund (collectively, the “Funds” or individually, each a “Fund”). Alger Capital Appreciation Fund, Alger 35 Fund, Alger Mid Cap Growth Fund, Alger Mid Cap Focus Fund, Alger Weatherbie Specialized Growth Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, Alger International Focus Fund and Alger Health Sciences Fund normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation. Alger Growth & Income Fund also normally invests primarily in equity securities and has an investment objective of both capital appreciation and current income.

Each Fund offers one or more of the following share classes: Class A, B, C, I, P, P-2, Y and Z. Class A shares are generally subject to an initial sales charge while Class B and C shares are generally subject to a deferred sales charge. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month in which the order to purchase was accepted. The conversion is completed without the imposition of any sales charges or other fees. Class C shares will automatically convert to Class A shares on the fifth business day of the month following the eighth anniversary of the purchase date of a shareholder’s Class C shares, without the imposition of any sales load, fee or other charge. Class C shares held at certain dealers may not convert to Class A shares or may be converted on a different schedule. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Effective August 27, 2019, Class C shares were closed to direct shareholders and are only available for purchase through certain financial intermediaries and group retirement plan recordkeeping platforms. Class I, P, P-2, Y and Z shares are sold to investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of the Fund’s assets).

The Board of Trustees of the Trust (the "Board") has authorized a partial closing of the Alger Small Cap Focus Fund effective July 31, 2019. Class A, C, I and Z shares are be available for purchase by existing shareholders who maintain open accounts and new investors that utilize certain retirement record keeping platforms identified by Fred Alger & Company, LLC, the Fund’s distributor. Class I shares are also available for purchase by investors who transact with certain brokers identified by the distributor. Class Y shares remain open to all qualifying investors and Class Z shares are generally subject to a minimum initial investment of $500,000. Alger Mid Cap Focus Fund started offering Class A and C shares on July 29, 2021.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board. Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).

Investments in money market funds and short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of the last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board and described further herein.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Trust’s investment adviser, pursuant to policies established by the Board, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Funds may significantly differ from the valuations that would have been assigned by the Funds had there been an active market for such securities.

Valuation processes are determined by a Valuation Committee (“Committee”) authorized by the Board and comprised of representatives of the Trust’s investment adviser and officers of the Trust. The Committee reports its fair valuation determinations and related valuation information to the Board. The Board is responsible for approving the valuation policy and procedures.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

While the Committee meets on an as-needed basis, the Committee generally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’ pricing vendor, and variances between transactional prices and the previous day’s price.

(b)    Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.

NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of July 31, 2021 in valuing the Funds’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger Capital Appreciation Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$448,629,916	$448,629,916	$—	$—
Consumer Discretionary	645,954,129	605,692,265	37,203,724	3,058,140
Consumer Staples	21,260,537	21,260,537	—	—
Energy	4,440,832	4,440,832	—	—
Financials	84,171,197	84,171,197	—	—
Healthcare	290,447,405	290,447,405	—	—
Industrials	163,018,357	163,018,357	—	—
Information Technology	1,601,948,839	1,601,948,839	—	—
Materials	25,757,610	25,757,610	—	—
TOTAL COMMON STOCKS	$3,285,628,822	$3,245,366,958	$37,203,724	$3,058,140
REAL ESTATE INVESTMENT TRUST
Real Estate	7,334,365	7,334,365	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	4,351,644	—	—	4,351,644
TOTAL INVESTMENTS IN SECURITIES	$3,297,314,831	$3,252,701,323	$37,203,724	$7,409,784

Alger 35 Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$4,219,419	$4,219,419	$—	$—
Consumer Discretionary	4,874,567	4,874,567	—	—
Energy	581,098	581,098	—	—
Financials	1,215,850	1,215,850	—	—
Healthcare	6,881,503	6,881,503	—	—
Industrials	2,502,943	2,502,943	—	—
Information Technology	20,136,050	20,136,050	—	—
TOTAL COMMON STOCKS	$40,411,430	$40,411,430	$—	$—
REAL ESTATE INVESTMENT TRUST
Real Estate	563,647	563,647	—	—
TOTAL INVESTMENTS IN SECURITIES	$40,975,077	$40,975,077	$—	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Growth & Income Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$20,138,893	$20,138,893	$—	$—
Consumer Discretionary	10,958,684	10,958,684	—	—
Consumer Staples	10,059,643	10,059,643	—	—
Energy	3,726,643	3,726,643	—	—
Financials	21,351,936	21,351,936	—	—
Healthcare	18,966,739	18,966,739	—	—
Industrials	9,463,638	9,463,638	—	—
Information Technology	39,799,287	39,799,287	—	—
Materials	2,887,170	2,887,170	—	—
Utilities	1,746,130	1,746,130	—	—
TOTAL COMMON STOCKS	$139,098,763	$139,098,763	$—	$—
MASTER LIMITED PARTNERSHIP
Energy	$729,158	$729,158	$—	$—
REAL ESTATE INVESTMENT TRUST
Financials	1,093,332	1,093,332	—	—
Real Estate	6,489,005	6,489,005	—	—
TOTAL REAL ESTATE INVESTMENT TRUST	$7,582,337	$7,582,337	$—	$—
SHORT—TERM INVESTMENTS
Money Market Fund	246,483	246,483	—	—
TOTAL INVESTMENTS IN SECURITIES	$147,656,741	$147,656,741	$—	$—

Alger Mid Cap Growth Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$26,182,193	$26,182,193	$—	$—
Consumer Discretionary	40,540,037	34,352,020	6,188,017	—
Energy	1,448,424	1,448,424	—	—
Financials	5,856,805	5,856,805	—	—
Healthcare	81,542,869	81,542,869	—	—
Industrials	36,398,445	36,398,445	—	—
Information Technology	100,427,398	100,427,398	—	—
Materials	3,008,736	3,008,736	—	—
TOTAL COMMON STOCKS	$295,404,907	$289,216,890	$6,188,017	$—
PREFERRED STOCKS
Healthcare	32,942	—	—	32,942
RIGHTS
Healthcare	454,345	—	—	454,345
REAL ESTATE INVESTMENT TRUST
Real Estate	7,675,227	7,675,227	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	2,626,668	—	—	2,626,668
TOTAL INVESTMENTS IN SECURITIES	$306,194,089	$296,892,117	$6,188,017	$3,113,955

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Focus Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$27,383,909	$27,383,909	$—	$—
Consumer Discretionary	84,918,160	84,918,160	—	—
Financials	21,400,093	21,400,093	—	—
Healthcare	171,706,204	171,706,204	—	—
Industrials	127,459,251	127,459,251	—	—
Information Technology	294,165,769	294,165,769	—	—
Materials	6,562,633	6,562,633	—	—
TOTAL COMMON STOCKS	$733,596,019	$733,596,019	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$733,596,019	$733,596,019	$—	$—

Alger Weatherbie Specialized Growth Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$260,005,453	$260,005,453	$—	$—
Energy	43,684,353	43,684,353	—	—
Financials	293,100,305	293,100,305	—	—
Healthcare	416,145,154	416,145,154	—	—
Industrials	140,984,558	140,984,558	—	—
Information Technology	285,593,241	285,593,241	—	—
Materials	4,117,851	4,117,851	—	—
Real Estate	92,468,424	92,468,424	—	—
TOTAL COMMON STOCKS	$1,536,099,339	$1,536,099,339	$—	$—
PREFERRED STOCKS
Healthcare	$34,721	$—	$—	$34,721
TOTAL INVESTMENTS IN SECURITIES	$1,536,134,060	$1,536,099,339	$—	$34,721

Alger Small Cap Growth Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$55,002,616	$55,002,616	$—	$—
Consumer Discretionary	81,545,758	81,545,758	—	—
Consumer Staples	14,803,449	14,803,449	—	—
Energy	8,402,646	8,402,646	—	—
Financials	11,682,551	11,682,551	—	—
Healthcare	242,617,661	241,813,952	803,709	—
Industrials	33,825,015	33,825,015	—	—
Information Technology	180,413,288	180,413,288	—	—
Materials	14,059,004	14,059,004	—	—
TOTAL COMMON STOCKS	$642,351,988	$641,548,279	$803,709	$—
PREFERRED STOCKS
Healthcare	7,603	—	—	7,603
RIGHTS
Healthcare	134,582	—	—	134,582
REAL ESTATE INVESTMENT TRUST
Real Estate	4,834,935	4,834,935	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	3,567,564	—	—	3,567,564
TOTAL INVESTMENTS IN SECURITIES	$650,896,672	$646,383,214	$803,709	$3,709,749

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Small Cap Focus Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$238,001,824	$238,001,824	$—	$—
Consumer Discretionary	752,595,636	752,595,636	—	—
Consumer Staples	98,093,089	98,093,089	—	—
Energy	194,980,858	194,980,858	—	—
Healthcare	4,056,962,392	4,056,962,392	—	—
Industrials	704,793,883	704,793,883	—	—
Information Technology	2,054,687,756	2,054,687,756	—	—
TOTAL COMMON STOCKS	$8,100,115,438	$8,100,115,438	$—	$—
RIGHTS
Healthcare	$9,167	$—	$—	$9,167
TOTAL INVESTMENTS IN SECURITIES	$8,100,124,605	$8,100,115,438	$—	$9,167

Alger International Focus Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$2,568,288	$2,568,288	$—	$—
Consumer Discretionary	42,166,004	8,660,723	33,505,281	—
Consumer Staples	8,207,398	—	8,207,398	—
Energy	11,490,217	6,804,255	4,685,962	—
Financials	21,013,156	4,714,076	16,299,080	—
Healthcare	23,935,440	3,375,723	20,559,717	—
Industrials	43,055,370	—	43,055,370	—
Information Technology	38,983,746	8,436,160	30,547,586	—
Materials	10,356,198	—	10,356,198	—
TOTAL COMMON STOCKS	$201,775,817	$34,559,225	$167,216,592	$—
TOTAL INVESTMENTS IN SECURITIES	$201,775,817	$34,559,225	$167,216,592	$—

Alger Health Sciences Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Healthcare	$310,083,749	$296,383,952	$13,699,797	$—
Information Technology	2,246,969	2,246,969	—	—
TOTAL COMMON STOCKS	$312,330,718	$298,630,921	$13,699,797	$—
PREFERRED STOCKS
Healthcare	134,605	—	—	134,605
RIGHTS
Healthcare	1,506,887	—	—	1,506,887
TOTAL INVESTMENTS IN SECURITIES	$313,972,210	$298,630,921	$13,699,797	$1,641,492

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Fund	Common Stocks
Opening balance at November 1, 2020	$5,734,338
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(2,676,198)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2021	3,058,140
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2021	$(2,676,198)

Alger Capital Appreciation Fund	Special Purpose Vehicle
Opening balance at November 1, 2020	$2,775,000
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	1,576,644
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2021	4,351,644
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2021	$1,576,644

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2020	$32,942
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2021	32,942
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2021	$—

Alger Mid Cap Growth Fund	Rights
Opening balance at November 1, 2020	$407,141
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	47,204
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2021	454,345
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2021	$47,204

Alger Mid Cap Growth Fund	Special Purpose Vehicle
Opening balance at November 1, 2020	$1,200,000
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	951,668
Purchases and sales
Purchases	475,000
Sales	—
Closing balance at July 31, 2021	2,626,668
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2021	$951,668

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Weatherbie Specialized Growth Fund	Preferred Stocks
Opening balance at November 1, 2020	$34,721
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2021	34,721
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2021	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2020	$7,603
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2021	7,603
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2021	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Rights
Opening balance at November 1, 2020	$120,600
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	13,982
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2021	134,582
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2021	$13,982

Alger Small Cap Growth Fund	Special Purpose Vehicle
Opening balance at November 1, 2020	$1,800,000
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	1,292,564
Purchases and sales
Purchases	475,000
Sales	—
Closing balance at July 31, 2021	3,567,564
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2021	$1,292,564

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Focus Fund	Rights
Opening balance at November 1, 2020	$8,214
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	953
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2021	9,167
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2021	$953

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Health Sciences Fund	Preferred Stocks
Opening balance at November 1, 2020	$134,605
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2021	134,605
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2021	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Health Sciences Fund	Rights
Opening balance at November 1, 2020	$1,350,327
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	156,560
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2021	1,506,887
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2021	$156,560

The following table provides quantitative information about each Fund's Level 3 fair value measurements of the Funds' investments as of July 31, 2021. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to the Funds' fair value measurements.

	Fair Value July 31, 2021	Valuation Methodology	Unobservable Input	Input/Range		Weighted Average Inputs
Alger Capital Appreciation Fund
Common Stocks	3,058,140	Income Approach	Discount Rate	0.00%-3.04%		N/A

Special Purpose Vehicle	4,351,644	Income Approach	Revenue Multiple	27x – 28	x	N/A

Alger Mid Cap Growth Fund
Preferred Stocks	32,942	Income Approach	Discount Rate	72.50%-77.50%		N/A

Rights	454,345	Income Approach	Discount Rate	3.26%-3.98%		N/A

			Probability of Success	0.00%-100.00%		N/A
Special Purpose Vehicle	2,626,668	Income Approach	Revenue Multiple	27x – 28	x	N/A

Alger Weatherbie Specialized Growth Fund
Preferred Stocks	$34,721	Income Approach	Discount Rate	72.50%-77.50%		N/A

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Fair Value July 31, 2021	Valuation Methodology	Unobservable Input	Input/Range	Weighted Average Inputs
Alger Small Cap Growth Fund
Preferred Stocks	7,603	Income Approach	Discount Rate	72.50%-77.50%	N/A
Rights	134,582	Income Approach	Discount Rate	3.26%-3.98%	N/A
Probability of Success	0.00%-100.00%	N/A
Special Purpose Vehicle	3,567,564	Income Approach	Revenue Multiple	27x – 28	x	N/A

Alger Small Cap Focus Fund
Rights	$9,167	Income Approach	Discount Rate	3.26%-3.98%	N/A
Probability of Success	0.00%-100.00%	N/A

Alger Health Sciences Fund
Preferred Stocks	134,605	Income Approach	Discount Rate	72.50%-77.50%	N/A

Discount Rate	3.26%-3.98%	N/A
Rights	1,506,887	Income Approach	Probability of Success	0.00%-100.00%	N/A

The significant unobservable inputs used in the fair value measurement of the Fund's securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probabilities of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probabilities of success result in lower fair value measurements.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Certain of the Funds’ assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statements purposes. As of July 31, 2021, such assets were categorized within the ASC 820 disclosure hierarchy as follows:

Cash, Foreign Cash and Cash Equivalents:	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Alger Capital Appreciation Fund	$9,156,860	$(72,604)	$9,229,464	$–
Alger 35 Fund	185,329	–	185,329	–
Alger Growth & Income Fund	4,386,560	–	4,386,560	–
Alger Mid Cap Growth Fund	2,120,923	–	2,120,923	–
Alger Mid Cap Focus Fund	34,216,345	–	34,216,345	–
Alger Weatherbie Specialized Growth Fund	32,172,839	–	32,172,839	–
Alger Small Cap Growth Fund	21,737,398	–	21,737,398	–
Alger Small Cap Focus Fund	40,301,668	–	40,301,668	–
Alger International Focus Fund	3,807,593	–	3,807,593	–
Alger Health Sciences Fund	24,676,223	–	24,676,223	–

NOTE 4 — Derivatives:

FASB Accounting Standards Codification 815 – Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options—The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, the Funds may also buy and sell call and put options on equities and equity indexes. The Funds may also purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds may also purchase put options in order to protect from significant market declines that may occur over a short period of time. The Funds may also write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options.

The Funds’ option contracts were not subject to any rights of offset with any counterparty. All of the Funds’ options were exchange traded which utilize a clearinghouse that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

Forward Foreign Currency Contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward foreign currency contracts. Additionally, each Fund may enter into such contracts to economically  hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts and the related realized and unrealized foreign exchange gains and losses are included in the Statements of Operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

There were no derivative instruments held by the Funds throughout the period or as of July 31, 2021.

NOTE 5 — Affiliated Securities:

The issuers of the securities listed below are deemed to be affiliates of the Funds because the Funds or their affiliates owned 5% or more of the issuer’s voting securities during all or part of the period ended July 31, 2021. Information regarding the Funds’ holdings of such securities is set forth in the following table:

Security	Value at October 31, 2020	Purchases/ Conversion	Sales/ Conversion	Dividend/ Interest Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at July 31, 2021
Alger Capital Appreciation Fund
Special Purpose Vehicle
Crosslink Ventures Capital LLC, Cl. A	$2,775,000	$–	$–	$–	$–	$1,576,644	$4,351,644
Total	$2,775,000	$–	$–	$–	$–	$1,576,644	$4,351,644

Security	Value at October 31, 2020	Purchases/ Conversion	Sales/ Conversion	Dividend/ Interest Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at July 31, 2021
Alger Mid Cap Growth Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D	$32,942	$–	$–	$–	$–	$–	$32,942
Special Purpose Vehicle
Crosslink Ventures Capital LLC, Cl. A	1,200,000	–	–	–	–	681,792	1,881,792
Crosslink Ventures Capital LLC, Cl. B	–	475,000	–	–	–	269,876	744,876
Total	$1,232,942	$475,000	$–	$–	$–	$951,668	$2,659,610

Security	Value at October 31, 2020	Purchases/ Conversion	Sales/ Conversion	Dividend/ Interest Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at July 31, 2021
Alger Weatherbie Specialized Growth Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D	$34,721	$–	$–	$–	$–	$–	$34,721
Total	$34,721	$–	$–	$–	$–	$–	$34,721

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Security	Value at October 31, 2020	Purchases/ Conversion	Sales/ Conversion	Dividend/ Interest Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at July 31, 2021
Alger Small Cap Growth Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D	$7,603	$–	$–	$–	$–	$–	$7,603
Special Purpose Vehicle
Crosslink Ventures Capital LLC, Cl. A	1,800,000	–	–	–	–	1,022,688	2,822,688
Crosslink Ventures Capital LLC, Cl. B	–	475,000	–	–	–	269,876	744,876
Total	$1,807,603	$475,000	$–	$–	$–	$1,292,564	$3,575,167

Security	Value at October 31, 2020	Purchases/ Conversion	Sales/ Conversion	Dividend/ Interest Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at July 31, 2021
Alger Health Sciences Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D	$134,605	$–	$–	$–	$–	$–	$134,605
Total	$134,605	$–	$–	$–	$–	$–	$134,605